AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON November 4, 2013

SECURITIES ACT FILE NO. 333-189294

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 1

MANAGERS TRUST I

(Exact Name of Registrant as Specified in Charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of Principal Executive Offices)

(800) 299-3500

(Registrant’s Telephone Number, Including Area Code)

Michael Ponder

Managers Trust I

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and Address of Agent for Service)

Copy to:

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibits 12(a) and 12(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-189294), as filed with the Commission on June 13, 2013, as supplemented July 18, 2013.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of Managers Trust I (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 13, 2013, as supplemented July 18, 2013 (File No. 333-189294).

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on June 13, 2013, as supplemented July 18, 2013 (File No. 333-189294).

PART C. OTHER INFORMATION

To the Registration Statement of Managers Trust I (the “Registrant” or the “Trust”)

Item 15. Indemnification.

Under Article VIII of the Registrant’s Agreement and Declaration of Trust, any present or former Trustee or Officer shall be indemnified to the fullest extent permitted by law against all liabilities and expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she became involved as a party or otherwise by virtue of being or having been a Trustee or Officer and against amounts paid or incurred in the settlement thereof. No indemnification, however, shall be provided to a Trustee or Officer: (1) that has been finally adjudicated in any such action suit or other proceeding to be liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office; and (2) in the event of a settlement or other disposition not involving a final adjudication as provided in (1) above resulting in a payment by a Trustee of Officer, unless there has been a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Trustee or Officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office by either: (i) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (ii) independent legal counsel in a written opinion. For purposes of this paragraph, a Disinterested Trustee is one who is neither an “Interested Person”, nor involved in the claim, action, suit or proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with Managers Distributors, Inc. and any amendments thereto attached as Exhibits 7(a) and 7(b), which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 16. Exhibits.

Exhibit No.	Description

1(a)	Declaration of Trust dated December 18, 1991. (ii)

1(b)	Amendment No. 1 to Declaration of Trust. (xviii)

1(c)	Amendment No. 2 to Declaration of Trust. (xviii)

1(d)	Amendment No. 3 to Declaration of Trust. (xviii)

1(e)	Amendment No. 4 to Declaration of Trust. (xviii)

1(f)	Amendment No. 5 to Declaration of Trust. (xviii)

1(g)	Amendment No. 6 to Declaration of Trust. (xviii)

1(h)	Amendment No. 7 to Declaration of Trust. (xviii)

1(i)	Amendment No. 8 to Declaration of Trust. (viii)

1(j)	Amendment No. 9 to Declaration of Trust. (ix)

1(k)	Amendment No. 10 to Declaration of Trust. (x)

1(l)	Amendment No. 11 to Declaration of Trust. (xvii)

1(m)	Amendment No. 12 to Declaration of Trust. (xviii)

1(n)	Amendment No. 13 to Declaration of Trust. (xx)

1(o)	Amendment No. 14 to Declaration of Trust. (xxiii)

1(p)	Amendment No. 15 to Declaration of Trust. (xxiv)

1(q)	Amendment No. 16 to Declaration of Trust. (xxv)

1(r)	Amendment No. 17 to Declaration of Trust. (xxvi)

1(s)	Amendment No. 18 to Declaration of Trust. (xxix)

1(t)	Amendment No. 19 to Declaration of Trust. (xxxiii)

1(u)	Amendment No. 20 to Declaration of Trust. (xxxiii)

1(v)	Amendment No. 21 to Declaration of Trust (xxxiv)

2	Amended and Restated By-Laws of the Trust. (xxii)

3	Not applicable.

4	Agreement and Plan of Reorganization between Brandywine Blue Fund, Inc. and Managers Trust I is incorporated by reference to Appendix A to the Proxy Statement/Prospectus filed herewith as Part A to this registration statement on Form N-14.

5	Instruments defining the rights of security holders with respect to Managers Trust I are contained in the Declaration of Trust (with subsequent amendments) and By-Laws that are incorporated by reference hereto.

6(a)	Investment Management Agreement between Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”) and Managers Trust I relating to Managers AMG FQ Tax-Managed U.S. Equity Fund (formerly First Quadrant Tax-Managed Equity Fund), dated as of July 31, 2003. (xvii)

6(b)	Form of Fund Management Agreement between Managers and Managers Trust I. (x)

6(c)	Form of Letter Agreement to Investment Management Agreement between Managers and Managers Trust I relating to Managers AMG FQ Global Alternatives Fund. (xvii)

6(d)	Letter Agreement to Investment Management Agreement between Managers and Managers Trust I relating to Managers AMG TSCM Growth Equity Fund. (xxvi)

6(e)	Letter Agreement to Fund Management Agreement between Managers and Managers Trust I relating to Managers Real Estate Securities Fund. (xxxi)

6(f)	Form of Subadvisory Agreement between Managers and MT Asset Management, LLC, d/b/a Miller Tabak Asset Management with respect to Managers California Intermediate Tax-Free Fund. (xxii)

6(g)	Form of Subadvisory Agreement between Managers and First Quadrant, L.P. with respect to

Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ Global Essentials Fund (formerly Managers Fremont Global Fund), Managers AMG FQ U.S. Equity Fund and Managers AMG FQ Global Alternatives Fund. (x)

6(h)	Form of Subadvisory Agreement between Managers and Pacific Investment Management Company, LLC with respect to Managers PIMCO Bond Fund (formerly Managers Fremont Bond Fund). (x)

6(i)	Subadvisory Agreement between Managers and Frontier Capital Management Co., LLC with respect to Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund). (xxiv)

6(j)	Form of Subadvisory Agreement between Managers and Urdang Securities Management, Inc. with respect to Managers Real Estate Securities Fund. (x)

6(k)	Form of Subadvisory Agreement between Managers and Next Century Growth Investors LLC with respect to Managers Micro-Cap Fund (formerly Managers Fremont Micro-Cap Fund). (xx)

6(l)	Form of Subadvisory Agreement between Managers and Lord, Abbett & Co., LLC with respect to Managers Micro-Cap Fund (formerly Managers Fremont Micro-Cap Fund). (xx)

6(m)	Form of Subadvisory Agreement between Managers and WEDGE Capital Management L.L.P. with respect to Managers Micro-Cap Fund (formerly Managers Fremont Micro-Cap Fund). (xx)

6(n)	Subadvisory Agreement between Managers and RBC Global Asset Management (U.S.) Inc. (formerly Voyageur Asset Management Inc.) with respect to Managers Micro-Cap Fund (formerly Managers Fremont Micro-Cap Fund). (xxv)

6(o)	Form of Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to Managers AMG TSCM Growth Equity Fund. (xxvi)

6(p)	Letter Agreement to Subadvisory Agreement between Managers and Urdang Securities Management, Inc. with respect to Managers Real Estate Securities Fund. (xxxi)

6(q)	Form of Letter Agreement to the Investment Management Agreement between Managers Trust I and Managers with respect to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxiv)

6(r)	Form of Subadvisory Agreement between Managers and Friess Associates, LLC with respect to Brandywine Fund. (xxxiv)

6(s)	Form of Subadvisory Agreement between Managers and Friess Associates, LLC with respect to Brandywine Blue Fund. (xxxiv)

6(t)	Form of Subadvisory Agreement between Managers and Friess Associates, LLC with respect to Brandywine Advisors Midcap Growth Fund. (xxxiv)

6(u)	Form of Sub-Subadvisory Agreement among Managers, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to Brandywine Fund. (xxxiv)

6(v)	Form of Sub-Subadvisory Agreement among Managers, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to Brandywine Blue Fund. (xxxiv)

6(w)	Form of Sub-Subadvisory Agreement among Managers, Friess Associates, LLC and Friess Associates of Delaware, LLC with respect to Brandywine Advisors Midcap Growth Fund. (xxxiv)

7(a)	Form of Amended and Restated Distribution Agreement between Managers Distributors, Inc. and Managers Trust I, on behalf of each of its series, dated December 5, 2009. (xxv)

(i) Appendix A dated May 4, 2010 to the Distribution Agreement. (xxvi)

7(b)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and Managers Trust I, with respect to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxiv)

8	Not applicable.

9(a)	Custody Agreement between The Bank of New York and Managers Trust I dated August 5, 2002. (xviii)

9(b)	Foreign Custody Manager Agreement between Managers Trust I, on behalf of each of its series, and the Bank of New York. (xxxi)

9(c)	Interim Custody Agreement between the Registrant and U.S. Bank, N.A. with respect to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxvi)

10(a)	Amended and Restated Plan of Distribution dated as of May 21, 2013 adopted pursuant to Rule 12b-1 with respect to Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Global Essentials Fund, Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund, Managers Micro-Cap Fund and Brandywine Advisors Midcap Growth Fund. (xxxiv)

10(b)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 dated as of December 1, 2012 with respect to Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG FQ Global Essentials Fund, Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund and Managers Micro-Cap Fund.. (xxxiii)

11	Opinion and Consent of Ropes & Gray LLP as to the legality of the securities being registered with respect to Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxv)

12(a)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Brandywine Blue Fund and Brandywine Blue Fund is filed herewith.

12(b)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Brandywine Advisors Midcap Growth Fund and Brandywine Advisors Midcap Growth Fund is filed herewith.

13(a)	Form of Expense Limitation and Recoupment Agreement between Managers and Managers Trust I. (x)

13(b)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Global Alternatives Fund. (xxxi)

13(c)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers Frontier Small Cap Growth Fund. (xxxi)

13(d)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Tax-Managed U.S. Equity Fund. (xxxiii)

13(e)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers Micro-Cap Fund. (xxix)

13(f)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers PIMCO Bond Fund. (xxxi)

13(g)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG FQ U.S. Equity Fund. (xxxiii)

13(h)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Global Essentials Fund. (xxxvi)

13(i)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG TSCM Growth Equity Fund. (xxxi)

13(j)	Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers California Intermediate Tax-Free Fund. (xxxi)

13(k)	Expense Limitation and Recoupment Agreement between Managers and Mangers Trust I with respect to Managers Real Estate Securities Fund. (xxxiii)

13(l)	Form of Expense Limitation and Recoupment Agreement between Managers Trust I and Managers with respect to Brandywine Fund. (xxxiv)

13(m)	Form of Expense Limitation and Recoupment Agreement between Managers Trust I and Managers with respect to Brandywine Blue Fund. (xxxiv)

13(n)	Form of Expense Limitation and Recoupment Agreement between Managers Trust I and Managers with respect to Brandywine Advisors Midcap Growth Fund. (xxxiv)

13(o)	Form of Administration and Shareholder Servicing Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Global Essentials Fund, Managers AMG FQ U.S. Equity Fund, Managers Micro-Cap Fund (formerly Managers Fremont Micro-Cap Fund), Managers Real Estate Securities Fund, Managers PIMCO Bond Fund (formerly Managers Fremont Bond Fund) and Managers California Intermediate Tax-Free Fund. (x)

13(p)	Form of Administration and Shareholder Servicing Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Global Alternatives Fund. (xvii)

13(q)	Administration and Shareholder Servicing Agreement between Managers and Managers Trust I with respect to Managers AMG TSCM Growth Equity Fund. (xxvi)

13(r)	Form of Transfer Agency Services Agreement between Managers Trust I and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (“BNY”). (xiii)

13(s)	Amendment to Transfer Agency Services Agreement between the Registrant and BNY dated January 1, 2008. (xxv)

13(t)	Form of Administration and Shareholder Servicing Agreement between Managers Trust I and Managers with respect to Brandywine Fund, Brandywine Blue Fund, and Brandywine Advisors Midcap Growth Fund. (xxxiv)

13(u)	Interim Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxvi)

13(v)	Interim Transfer Agency Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund. (xxxvi)

14(a)	Consent of PricewaterhouseCoopers LLP. (xxxv)

15	None.

16	Power of Attorney for the Trustees and Certain Officers of the Registrant. (xxxv)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909, 811-6520 (filed April 14, 1992)
(ii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 1995).
(iii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 1998).
(iv)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2000).
(v)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2001).
(vi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed May 30, 2003).
(vii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 2003).
(viii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 31, 2003).
(ix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2004).
(x)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 29, 2004).
(xi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 30, 2004).
(xii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 6, 2005).
(xiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 18, 2005).
(xiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2005).
(xv)	Intentionally omitted.
(xvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 29, 2005).
(xvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed March 1, 2006)
(xviii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2007)
(xix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 28, 2007)

(xx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2008)
(xxi)	Intentionally omitted.
(xxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 27, 2009)
(xxiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed October 2, 2009)
(xxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 18, 2009)
(xxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 26, 2010)
(xxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed July 23, 2010)
(xxvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2011)
(xxviii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed July 19, 2011)
(xxix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed September 22, 2011)
(xxx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 30, 2011)
(xxxi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2012)
(xxxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 31, 2012)
(xxxiii)	Filed as an Exhibit to the Registrants Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2013)
(xxxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed June 13, 2013)
(xxxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-189294 (filed June 13, 2013)
(xxxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed September 30, 2013)

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, Managers Trust I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 4th day of November, 2013.

MANAGERS TRUST I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	November 4, 2013
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	November 4, 2013
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	November 4, 2013
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	November 4, 2013
Edward J. Kaier

/s/ Steven J. Paggioli*	Trustee	November 4, 2013
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	November 4, 2013
Eric Rakowski

/s/ Thomas R. Schneeweis*	Trustee	November 4, 2013
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	November 4, 2013
Keitha L. Kinne

/s/ Donald S. Rumery	Treasurer,	November 4, 2013
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery

Donald S. Rumery
Pursuant to Power of Attorney incorporated herein by reference
Date: November 4, 2013

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Brandywine Blue Fund and Brandywine Blue Fund.

12(b)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Brandywine Advisors Midcap Growth Fund and Brandywine Advisors Midcap Growth Fund.